STOCK OPTION RESERVE - RESTATED (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2024	Mar. 11, 2026	Jan. 13, 2026	Sep. 30, 2025	Jul. 27, 2025	Mar. 07, 2025	Jan. 31, 2024
IfrsStatementLineItems [Line Items]
Authorized grant option purchase shares						97,739	160,000
Shares issued granted RSU			1,235,924
Shares issued				9,120,000
Share based compensation expense	$ 1,700	$ 2,600
Reversal of share-based compensation	300
Share based compensation expense unvested share options	600
Vested Stock Option [Member]
IfrsStatementLineItems [Line Items]
Share based compensation expense	$ 300
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Shares issued	8,173				882			308
Shares issued	11,905				1,152			470
Shares repurchased into treasury employee payroll taxes					270